Consolidated statement of comprehensive income - Parenthetical (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss, before tax	$ (101)	$ 1,360
Reclassification adjustments on insurance finance income (expenses) from insurance contracts issued excluded from profit or loss, before tax	$ 108	$ 1,439